SCHEDULE OF OUTSTANDING AND EXERCISABLE WARRANTS (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2023	Dec. 31, 2021	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		159,974
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 3 months 29 days
Weighted Average Exercise Price, Warrants Outstanding		$ 22.07
Number of shares,Warrants Outstanding	159,974	159,974	146,842	6,250
Weighted Average Exercise Price, Warrants Outstanding	$ 22.07	$ 22.07	$ 27.86	$ 20.00
Warrant One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		6,250
Weighted Average Remaining Contractual life, Warrants Outstanding		2 years 5 months 12 days
Weighted Average Exercise Price, Warrants Outstanding		$ 160.00
Number of shares,Warrants Outstanding	6,250
Weighted Average Remaining Contractual life (in years)	2 years 11 months 12 days
Weighted Average Exercise Price, Warrants Outstanding	$ 160.00
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Two [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		6,934
Weighted Average Remaining Contractual life, Warrants Outstanding		2 years 9 months 21 days
Weighted Average Exercise Price, Warrants Outstanding		$ 120.00
Number of shares,Warrants Outstanding	6,934
Weighted Average Remaining Contractual life (in years)	3 years 3 months 21 days
Weighted Average Exercise Price, Warrants Outstanding	$ 120.00
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Three [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		15,666
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 25 days
Weighted Average Exercise Price, Warrants Outstanding		$ 36.00
Number of shares,Warrants Outstanding	15,666
Weighted Average Remaining Contractual life (in years)	3 years 6 months 25 days
Weighted Average Exercise Price, Warrants Outstanding	$ 36.00
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Four [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		2,917
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 3 months
Weighted Average Exercise Price, Warrants Outstanding		$ 36.00
Number of shares,Warrants Outstanding	2,917
Weighted Average Remaining Contractual life (in years)	3 years 9 months
Weighted Average Exercise Price, Warrants Outstanding	$ 36.00
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Five [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		32,837
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 14 days
Weighted Average Exercise Price, Warrants Outstanding		$ 9.88
Number of shares,Warrants Outstanding	32,837
Weighted Average Remaining Contractual life (in years)	3 years 9 months 18 days
Weighted Average Exercise Price, Warrants Outstanding	$ 9.88
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Six [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		74,671
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 6 months
Weighted Average Exercise Price, Warrants Outstanding		$ 7.44
Number of shares,Warrants Outstanding	74,671
Weighted Average Remaining Contractual life (in years)	4 years
Weighted Average Exercise Price, Warrants Outstanding	$ 7.44
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable
Warrant Seven [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares,Warrants Outstanding		20,699
Weighted Average Remaining Contractual life, Warrants Outstanding		3 years 10 months 9 days
Weighted Average Exercise Price, Warrants Outstanding		$ 6.00
Number of shares,Warrants Outstanding	20,699
Weighted Average Remaining Contractual life (in years)	4 years 4 months 9 days
Weighted Average Exercise Price, Warrants Outstanding	$ 6.00
Number of shares,Warrants Exercisable
Weighted Average Exercise Price, Warrants Exercisable